Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents [Abstract]
Retention accounts	$ 3,024	$ 2,186
Restricted bank deposits	885	0
Total Current Restricted Cash	3,909	2,186
Cash Collateral	5,190	5,190
Guarantee deposits	10	0
Restricted bank deposits	503	637
Total Non - Current Restricted Cash	5,703	5,827
Total Current and Non - Current Restricted Cash	$ 9,612	$ 8,013